Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)
The income tax expense (benefit) for 2022, 2021, and 2020 was as follows (in thousands):

	2022	2021	2020
Current Expense:
Federal	$5,501	$5,564	$5,770
State	1,388	372	—
	$6,889	$5,936	$5,770

Deferred Expense:
Federal	$1,318	$(1,401)	$(3,830)
State	79	(258)	—
	$1,397	$(1,659)	$(3,830)

Total	$8,286	$4,277	$1,940

Schedule of Statutory Tax Rates to Income Before Taxes
The following reconciles income taxes reported in the financial statements to taxes that would be obtained by applying statutory tax rates to income before taxes (in thousands):

	2022	2021	2020
Expected taxes using statutory rates	$10,983	$8,493	$5,972
Benefit of tax exempt income, net of non-deductible interest	(1,694)	(1,993)	(1,644)
Nontaxable income from life insurance	(570)	(502)	(496)
Low income tax credits, net of amortization	(1,840)	(1,843)	(1,231)
State taxes, net of federal benefit	1,159	294	—
Other adjustment, net	248	(172)	(661)
	$8,286	$4,277	$1,940

Schedule of Deferred Tax Assets and Liabilities
The net deferred tax amounts in the accompanying Balance Sheets include the following components (in thousands):

	2022	2021
Deferred tax assets:
Provision for loan losses	$4,418	$6,962
Lease liability	2,171	2,451
Compensation accruals	1,773	1,345
Partnership investments	1,907	1,550
Unrealized losses on securities available-for-sale	34,789	—
Tax credit carryforward	7,634	7,272
Deferred state taxes	179	—
Other	422	243
	$53,293	$19,823
Deferred tax liabilities:
Unrealized gains on securities available-for-sale	$—	$(3,449)
Tax over book depreciation	(1,555)	(1,369)
Pension accrual	(366)	(890)
Right of use asset	(2,074)	(2,349)
	$(3,995)	$(8,057)

Net deferred tax asset	$49,298	$11,766